Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 98,633	$ 100,238
Goodwill	10,300	14,888
Intangible assets	8,197	9,646	$ 9,991
Investments in associates	7,325	7,741
Investments in joint ventures	13,400	12,291
Inventories	22,499	23,232
Cash and cash equivalents	36,556	39,204	$ 33,030	$ 29,195
Trade and other receivables	26,014	27,127
Deferred tax assets	4,325	5,403
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	6,347	4,081
Trade and other current payables	(56,843)	(58,411)
Lease liabilities	(14,571)	(12,000)
Current finance debt	(3,356)	(4,474)
Current provisions	(4,709)	(3,600)
Deferred tax liabilities	(7,642)	(8,428)
Defined benefit pension plan and other post-employment benefit plan deficits	(4,816)	(4,873)
Liabilities included in disposal groups classified as held for sale	(1,594)	(1,105)
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	2,542	1,981
Goodwill	2,817	0
Intangible assets	165	333
Investments in associates	20	0
Investments in joint ventures	18	1,182
Other non-current non-financial assets	65	0
Inventories	11	0
Cash and cash equivalents	68	65
Trade and other receivables	292	520
Deferred tax assets	349	0
Trade and other current payables	(87)	(264)
Lease liabilities	(109)	(58)
Current finance debt	(1,143)	(720)
Current provisions	(75)	(63)
Deferred tax liabilities	(11)	0
Defined benefit pension plan and other post-employment benefit plan deficits	$ (169)	$ 0